PLAN DESCRIPTION (Details)		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
20% vested after two years of service
EBP, Description of Plan [Line Items]
Vesting period	2 years
40% vested after three years of service
EBP, Description of Plan [Line Items]
Vesting period	3 years
60% vested after four years of service
EBP, Description of Plan [Line Items]
Vesting period	4 years
80% vested after five years of service
EBP, Description of Plan [Line Items]
Vesting period	5 years
100% vested after six years of service
EBP, Description of Plan [Line Items]
Vesting period	6 years
EBP 001
EBP, Description of Plan [Line Items]
Requisite service period		30 days
Service period required to be eligible for contribution match		1 year
Hourly requirement for eligibility		1000 hours
Weekly eligibility credit		45 hours
Maximum annual compensation to total compensation, percentage		85.00%
Vesting percentage		100.00%
Minimum balance required for terminating member to maintain account		$ 7,000
Forfeited amounts and unapplied loan payments		727,032	$ 656,538
Forfeitures used to fund employer contributions		20,000
Excess contributions refundable		9,117	$ 4,141
Participant loan minimum		1,000
Participant loan maximum		$ 50,000
Participant loan, maximum amount, percentage of vested balance		50.00%
Participant loan, basis spread on variable rate		1.00%
Maximum number of loans outstanding at one time | loan		2
Participant loan, maximum borrowing term		5 years
EBP 001 | 20% vested after two years of service
EBP, Description of Plan [Line Items]
Vesting percentage	20.00%
EBP 001 | 40% vested after three years of service
EBP, Description of Plan [Line Items]
Vesting percentage	40.00%
EBP 001 | 60% vested after four years of service
EBP, Description of Plan [Line Items]
Vesting percentage	60.00%
EBP 001 | 80% vested after five years of service
EBP, Description of Plan [Line Items]
Vesting percentage	80.00%
EBP 001 | 100% vested after six years of service
EBP, Description of Plan [Line Items]
Vesting percentage	100.00%
EBP 001 | 100% of first 3%
EBP, Description of Plan [Line Items]
Employer matching contribution, percentage		100.00%
Participant compensation matched, percentage		3.00%
EBP 001 | 50% of next 2%
EBP, Description of Plan [Line Items]
Employer matching contribution, percentage		50.00%
Participant compensation matched, percentage		2.00%
EBP 001 | 4% for 5% contribution or greater
EBP, Description of Plan [Line Items]
Employer matching contribution, percentage		4.00%
Participant compensation matched, percentage		5.00%